UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2013

Check here if Amendment [ ]; Amendment Number:  _____

This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holding entries

Institutional Manager Filing this Report:

Name:		Sageworth Trust Company
Address:	160 North Pointe Blvd., Suite 200
		Lancaster, PA 17601

13F File Number: 028-13708

This institutional investment manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		David K. Kruft
Title:  	General Counsel
Phone:		(717) 735-8000

Signature, Place and Date of Signing

/s/ David K. Kruft		Lancaster, PA		     May 09, 2013
	(Signature)		(City, State)			(Date)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s)).

List of Other Managers Reporting for this Manager:

Form 13F File Number		Name

028-11964			Aperio Group, LLC
028-00096			Capital Guardian Trust Co
028-00268			Cooke & Bieler LP
028-10968			Epoch Investment Partners, Inc
028-10663			Hamlin Capital Management, LLC
028-02777			GW Capital, Inc
028-04458			Parametric Portfolio Associates
028-01669			Pinnacle Associates Ltd

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  NONE

FORM 13F Information Table Entry Total: 17

FORM 13F Information Table Value Total: $112,251 (thousands)

List of Other Included Managers:  NONE

Provide of numbered list of the name(s) and Form 13F file number(s) of all institution investment managers with respect to which this report is filed, other than the managers filing this form.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     3448    97613 SH       Sole                    97613
ABBVIE INC                     COM              00287Y109     3980    97590 SH       Sole                    97590
ADELPHIA COMMUNICATIONS CL ESC COM              006ESC917        1    50000 SH       Sole                    50000
ADELPHIA RECOVERY TR CVV ACC-7 COM              00685R870        0    50000 SH       Sole                    50000
AT&T INC CMN                   COM              00206r102      300     8169 SH       Sole                     8169
ISHARES CORE S&P 500 ETF       COM              464287200     4963    31536 SH       Sole                    31536
JOHNSON & JOHNSON CMN          COM              478160104      715     8774 SH       Sole                     8774
POWERSHARES DB GOLD FUND       COM              73936B606     1406    25800 SH       Sole                    25800
SPDR S&P 500 ETF TRUST         COM              78462F103    57043   364095 SH       Sole                   364095
ARTISAN VALUE FUND                              04314H790     9233   735108 SH       Sole                   735108
DFA U.S. CORE EQUITY 1 PORTFOL                  233203413     8488   616447 SH       Sole                   616447
DIAMOND HILL LARGE CAP FD-I                     25264S841     1369    73857 SH       Sole                    73857
FIDELITY CONCORD STR SPRTN US                   315911206    12216   218807 SH       Sole                   218807
NEUBERGER BERMAN EQUIT MULCAP                   64122Q309     6677   522837 SH       Sole                   522837
VANGUARD INDEX FDS 500 IDX FD                   922908496     1565    13098 SH       Sole                    13098
VANGUARD INDEX FDS TTL STMKTID                  922908488      816    21456 SH       Sole                    21456
WASATCH FDS INC EMRG MKTS SCAP                  936793884       31    10506 SH       Sole                    10506